Note 9 - Subsequent Events (Details Textual) - USD ($)			6 Months Ended		12 Months Ended
	Jul. 14, 2026	Dec. 29, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Stock Issued During Period, Shares, New Issues		100
Archimedes Tech SPAC Partners II Co [Member]
Stock Issued During Period, Shares, New Issues				8,400,000	8,400,000
Proceeds from Issuance of Private Placement			$ 0	$ 8,400,000	$ 8,400,000
Subsequent Event [Member] | Archimedes Tech SPAC Partners II Co [Member]
Proceeds from Issuance of Private Placement	$ 23,000,000
Subsequent Event [Member] | Private Placement [Member] | Archimedes Tech SPAC Partners II Co [Member]
Stock Issued During Period, Shares, New Issues	2,300,000
Shares Issued, Price Per Share	$ 10